Summary of Book Values of Outstanding Subordinated Debentures (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 276.9	$ 276.9
NTC Capital I Subordinated Debentures Due January 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	153.8	153.8
NTC Capital II Subordinated Debentures Due April 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 123.1	$ 123.1